Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Raw materials	$ 52,770	$ 91,204
Work in process	72,675	94,736
Finished goods	153,811	212,445
Total inventories, net	$ 279,256	$ 398,385